Investment in Equity Accounted Joint Ventures	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Ventures
Investment in Equity Accounted Joint Ventures

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture of the Partnership and Ocyan S.A. (or Ocyan) (formerly Odebrecht Oil & Gas S.A.) which vessel was converted to a new FPSO unit for the Libra field in Brazil. The FPSO unit commenced operations in late-2017. In conjunction with the conversion project, in late-2015, the Libra Joint Venture entered into a ten-year plus construction period term loan facility, which as at December 31, 2017 had an outstanding balance of $804 million. The interest payments of the loan facility are based on LIBOR, plus a margin of 2.65%. The final payment under the loan facility is due in October 2027. The Partnership and Ocyan have severally guaranteed to the banks their 50% shares of the equity contributions scheduled to fund the conversion project, and have jointly guaranteed any unexpected equity requirements. In addition, the Libra Joint Venture entered into ten-year interest rate swap agreements to economically hedge expected interest payments on the loan facility until 2027, with an aggregate notional amount of $493 million as at December 31, 2017, which amortizes quarterly over the term of the interest rate swap agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a weighted average fixed rate of 2.55%. These interest rate swap agreements have been designated as qualifying cash flow hedging instruments for accounting purposes.

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Ocyan, which owns the Itajai FPSO unit. Included in the joint venture is an eight-year loan facility, which as at December 31, 2017 had an outstanding balance of $169 million. The interest payments of the loan facility are based on LIBOR, plus margins which range between 2.15% and 2.45%. The final payment under the loan facility is due in October 2021. The Partnership has guaranteed its 50% share of the loan facility. In addition, the joint venture entered into ten-year interest rate swap agreements with an aggregate notional amount of $75 million as at December 31, 2017, which amortizes semi-annually over the term of the interest rate swap agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a fixed rate of 2.63%. These interest rate swap agreements are not designated as qualifying cash flow hedging instruments for accounting purposes.

As at December 31, 2017 and 2016, the Partnership had total investments of $169.9 million and $141.8 million, respectively, in equity accounted joint ventures. No indicators of impairment existed at December 31, 2017 and 2016.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity accounted joint ventures. The results included are for the Itajai FPSO joint venture and the Libra Joint Venture.

	As at December 31,
	2017 $	2016 $
Cash and cash equivalents	110,786	48,561
Other assets - current	66,159	17,172
Vessels and equipment	1,219,636	1,001,337
Other assets - non-current	43,584	10,128
Current portion of long-term debt	181,151	105,736
Other liabilities - current	84,532	40,015
Long-term debt	720,501	607,588
Other liabilities - non-current	114,377	29,795

	Year ended December 31,
	2017 $	2016 $	2015 $
Revenues	90,662	80,999	82,831
Income from vessel operations	45,281	42,380	37,351
Realized and unrealized (loss) gain on derivative instruments	(139)	1,608	(13,214)
Net income	28,884	35,866	15,344

The Partnership does not control its equity-accounted vessels and as a result, the Partnership does not have the unilateral ability to determine whether the cash generated by its equity-accounted vessels is retained within the entities in which the Partnership holds the equity-accounted investments or distributed to the Partnership and other owners. In addition, the Partnership does not control the timing of such distributions to the Partnership and other owners.